Share-Based Compensation (Details) - Schedule of black-scholes option-pricing method - Manscaped Holdings, LLC [Member]	11 Months Ended
	Nov. 30, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of black-scholes option-pricing method [Line Items]
Risk-free interest rate	0.20%	0.10%
Expected volatility	65.00%	90.00%
Expected term (years)	1 year	1 year
Expected dividend yield	0.00%	0.00%